GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Changes in net carrying amount of goodwill

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of January 3, 2015	$306.6	$415.0	$–	$721.6
Acquisition adjustments	–	(.4)	–	(.4)
Translation adjustments	(28.7)	(6.3)	–	(35.0)

Goodwill as of January 2, 2016	277.9	408.3	–	686.2
Acquired during the current period (1)	107.8	–	14.3	122.1
Transfer (2)	–	(53.1)	53.1	–
Translation adjustments	(12.4)	(1.3)	(1.0)	(14.7)

Goodwill as of December 31, 2016	$373.3	$353.9	$66.4	$793.6

(1)	Goodwill acquired during the current period primarily related to the Mactac acquisition.
(2)

In connection with our operating structure changes in 2016, we allocated goodwill associated with our fastener solutions reporting unit from Retail Branding and Information Solutions ("RBIS") to Industrial and Healthcare Materials ("IHM") based on the relative fair values of our fastener solutions and RBIS reporting units. Prior to 2016, no reporting units within IHM had allocated goodwill. Refer to Note 1, "Summary of Significant Accounting Policies," for more information.

Summary of weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets
	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

Schedule of finite-lived intangible assets

	2016			2015
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships (1)	$247.1	$209.4	$37.7	$224.3	$193.9	$30.4
Patents and other acquired technology (1)	52.0	46.7	5.3	49.0	45.3	3.7
Trade names and trademarks	21.4	18.2	3.2	22.0	18.7	3.3
Other intangibles	11.7	11.5	.2	11.8	11.2	.6

Total	$332.2	$285.8	$46.4	$307.1	$269.1	$38.0

(1)	Includes respective finite-lived intangible assets acquired from the Mactac acquisition.

Estimated amortization expense for finite lived intangible assets
(In millions)	Estimated Amortization Expense

2017	$12.2
2018	4.9
2019	4.0
2020	3.3
2021	3.0